The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia U.S. Social Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 11, 2016 (Accession No. 0001193125-16-645522), which is incorporated herein by reference.